Net finance costs - Finance costs (Details) - ZAR (R) R in Millions		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		R 10,048	R 10,712	R 9,005
Amortisation of loan costs		126	161	212
Notional interest		1,171	1,198	1,116
Total finance costs		11,345	12,071	10,333
Amounts capitalised to assets under construction, a class of Property, plant and equipment		(1,883)	(1,644)	(1,074)
Finance costs per income statement		9,462	10,427	9,259
Total finance costs before amortisation of loan costs and notional interest		10,048	10,712	9,005
Add: amortisation of modification (loss)/gain		(1)		194
Less: unwinding of loan costs				(144)
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(2,035)	(2,071)	(1,966)
Less: interest raised on tax payable		(14)	(3)	(6)
Finance costs per the statement of cash flows	[1]	7,998	8,638	7,083
Debt
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		8,178	8,952	7,408
Total finance costs before amortisation of loan costs and notional interest		8,178	8,952	7,408
Lease liabilities
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		1,669	1,557	1,451
Total finance costs before amortisation of loan costs and notional interest		1,669	1,557	1,451
Other
Disclosure of detailed information about borrowings
Borrowing costs incurred before amortisation of loan costs and notional interest		201	203	146
Total finance costs before amortisation of loan costs and notional interest		R 201	R 203	R 146

[1]	Included in finance costs paid are amounts capitalised to assets under construction a class of Property, plant and equipment (refer to note 16).